	SHARES	COST	FAIR VALUE

Equities — 0.73%*:
Common Stocks — 0.56%*:
Boomerang Tube Holdings, Inc.¤	36,149	$3,510,832	$0
Fieldwood Energy LLC¤	167,574	4,057,567	167,574
Jupiter Resources Inc.¤+	1,171,624	5,662,542	1,171,624
Sabine Oil & Gas LLC¤	4,342	248,858	56,446
Templar Energy LLC¤	135,392	734,072	0
Templar Energy LLC¤	101,589	1,015,894	0
Total Common Stocks	1,616,670	15,229,765	1,395,644

Preferred Stocks - 0.17%*:
Pinnacle Operating Corp.¤	452,660	407,393	407,394
Pinnacle Operating Corp.¤	213,016	0	0
Total Preferred Stocks	665,676	407,393	407,394

Warrants — 0.00%*:
Appvion Holdings Corp.¤	12,892	137,280	1,612
Appvion Inc.¤	12,892	0	0
Total Warrants	25,784	137,280	1,612

Total Equities	2,308,130	15,774,438	1,804,650

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 132.88%*:
Asset-Backed Securities — 8.11%*:
CDO/CLO — 8.11%*:
Anchorage Capital CLO LTD 2015-6A, 3M LIBOR + 6.350%^~	8.18%	7/15/2030	600,000	$609,989	$366,170
Anchorage Capital CLO LTD 2016-9A ER, 3M LIBOR + 6.410%^~	8.24	7/15/2032	1,500,000	1,455,000	822,828
Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%^~	8.65	10/15/2030	1,000,000	977,213	580,512
Ballyrock CLO LTD 2019-2A, 3M LIBOR + 7.740%^~	9.44	11/20/2030	2,000,000	1,960,000	1,301,954
BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%^~	7.47	10/20/2031	1,000,000	1,000,000	596,165
Canyon CLO LTD 2019-2A, 3M LIBOR + 7.150%^~	8.98	10/15/2032	1,000,000	1,000,000	578,405
Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%^~	7.73	1/21/2031	750,000	750,000	435,921
Carlyle Global Market Strategies 2013-3A, 3M LIBOR + 7.750%^~	9.58	10/15/2030	1,000,000	1,000,000	527,284
Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%^~	7.12	1/22/2030	700,000	700,000	417,701
Carlyle Global Market Strategies 2019-3 LTD, 3M LIBOR + 7.030%^~	8.86	10/20/2032	1,000,000	975,000	594,509
Cedar Funding LTD 2016-6A, 3M LIBOR + 5.900%^~	7.72	10/20/2028	2,500,000	2,500,000	1,563,645
Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%^~	7.33	1/15/2031	1,000,000	1,000,000	549,502
GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%^~	8.32	4/22/2030	1,500,000	1,429,292	762,072
GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%^~	7.22	1/18/2031	500,000	500,000	307,044
KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%^~	7.34	10/16/2030	1,500,000	1,500,000	764,999
LCM LTD 2019-30, 3M LIBOR + 6.950%^~	8.77	4/21/2031	1,100,000	1,100,000	746,183
Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%^~	6.15	1/24/2028	1,000,000	1,000,000	580,063
Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%^~#	9.39	10/18/2030	2,000,000	1,960,000	1,029,774
Madison Park Funding LTD 2019-32E, 3M LIBOR + 7.100%^~	8.90	1/22/2031	1,000,000	997,800	672,125
Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%^~	9.29	11/15/2028	1,400,000	1,386,000	844,648
OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%^~	9.72	1/20/2032	2,000,000	1,970,323	939,202
OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%^~	9.71	7/23/2031	1,500,000	1,477,500	826,375
Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%^~	7.32	1/21/2031	2,000,000	2,000,000	1,069,860
Steele Creek CLO LTD 2017-1A, 3M LIBOR + 6.200%^~	8.03	1/15/2030	800,000	800,000	465,873
TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%^~	7.32	4/20/2031	1,000,000	921,732	573,774
Voya CLO LTD 2019-4A, 3M LIBOR + 7.480%^~	9.31	1/18/2033	1,400,000	1,358,585	827,669
Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%^~	7.39	1/17/2031	1,500,000	1,500,000	840,225
Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%^~	7.49	11/20/2030	1,000,000	1,000,000	576,569
Total CDO/CLO			35,250,000	34,828,434	20,161,051

Total Asset-Backed Securities			35,250,000	34,828,434	20,161,051

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans§ — 14.67%*:
Automotive — 0.69%*:
Dexko Global Inc, 3M LIBOR + 8.250%~	9.70%	7/24/2025	2,000,000	$2,000,000	$1,720,000
Total Automotive			2,000,000	2,000,000	1,720,000

Broadcasting and Entertainment — 1.72%*:
Endemol, 3M LIBOR + 5.750%+~	7.66	8/11/2021	4,444,065	4,358,287	4,280,212
Total Broadcasting and Entertainment			4,444,065	4,358,287	4,280,212

Cargo Transport — 1.07%*:
PS Logistics, 1M LIBOR + 4.750%~	5.75	3/6/2025	2,955,000	2,974,835	2,659,500
Total Cargo Transport			2,955,000	2,974,835	2,659,500

Chemicals, Plastics and Rubber — 0.43%*:
Colouroz Investment 2 LLC, 3M LIBOR + 7.250%+~	9.05	9/7/2022	2,033,201	2,025,452	1,077,596
Total Chemicals, Plastics and Rubber			2,033,201	2,025,452	1,077,596

Diversified/Conglomerate Manufacturing — 1.16%*:
Averys, 3M LIBOR + 8.250%+~	8.25	8/7/2026	500,000	571,943	468,733
Commercial Vehicle Group Inc., 1M LIBOR + 6.000%~	6.99	4/12/2023	573,047	565,488	487,090
SunSource, Inc., 1M LIBOR + 8.000%~	9.00	4/30/2026	2,500,000	2,517,436	1,912,500
Total Diversified/Conglomerate Manufacturing			3,573,047	3,654,867	2,868,323

Diversified/Conglomerate Service — 4.67%*:
Misys (Finastra), 3M LIBOR + 7.250%~	9.03	6/16/2025	15,630,136	15,500,887	11,597,561
Total Diversified/Conglomerate Service			15,630,136	15,500,887	11,597,561

Healthcare, Education and Childcare — 1.33%*:
ADVANZ PHARMA Corp., 1M LIBOR + 5.500%+~	6.57	9/6/2024	3,880,000	3,817,412	3,307,700
Total Healthcare, Education and Childcare			3,880,000	3,817,412	3,307,700

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.70%*:
Serta Simmons Beddings LLC, 1M LIBOR + 8.000%~	9.00	11/8/2024	7,933,333	7,216,844	1,745,333
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			7,933,333	7,216,844	1,745,333

Insurance — 1.10%*:
Asurion, 1M LIBOR + 6.500%~	7.49	8/4/2025	3,000,000	3,059,522	2,733,750
Total Insurance			3,000,000	3,059,522	2,733,750

Mining, Steel, Iron and Non-Precious Metals — 0.88%*:
Boomerang Tube, LLC, 3M LIBOR + 6.500%¤~	5.99	6/30/2022	2,540,684	2,540,684	2,184,988
Total Mining, Steel, Iron and Non-Precious Metals			2,540,684	2,540,684	2,184,988

Oil and Gas — 0.92%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%~	7.03	4/11/2022	5,751,171	5,285,428	1,797,241
Fieldwood Energy LLC, 1M LIBOR + 7.250%~	9.03	4/11/2023	7,481,592	2,831,277	478,822
Total Oil and Gas			13,232,763	8,116,705	2,276,063

Total Bank Loans			61,222,229	55,265,495	36,451,026

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Corporate Bonds — 110.10%*:
Aerospace and Defense — 4.29%*:
Avolon Holdings^#	6.50%	9/15/2024	2,741,000	$2,760,586	$1,765,204
TransDigm Group, Inc.#	7.50	3/15/2027	3,000,000	2,977,500	2,891,100
Triumph Group, Inc.#	7.75	8/15/2025	8,289,000	8,293,634	6,009,525
Total Aerospace and Defense			14,030,000	14,031,720	10,665,829

Automotive — 3.44%*:
Garrett Motion+^#	5.13	10/15/2026	1,070,000	1,101,772	739,689
Power Solutions^#	8.50	5/15/2027	8,965,000	9,067,871	7,821,066
Total Automotive			10,035,000	10,169,643	8,560,755

Beverage, Food and Tobacco — 2.51%*:
Boparan Finance plc+^#	5.50	7/15/2021	800,000	1,035,540	685,638
Kehe Distributors, LLC^#	8.63	10/15/2026	1,287,000	1,287,000	1,293,435
Manitowoc Foodservice#	9.50	2/15/2024	3,074,000	3,220,427	2,612,900
Refresco Group N.V.+^#	6.50	5/15/2026	1,600,000	1,931,926	1,649,939
Total Beverage, Food and Tobacco			6,761,000	7,474,893	6,241,912

Broadcasting and Entertainment — 7.62%*:
Arqiva Broadcast+^#	6.75	9/30/2023	2,400,000	3,041,174	2,981,033
Banijay+^#	6.50	3/1/2026	3,750,000	4,141,679	3,231,361
Clear Channel Worldwide Holdings Inc.^#	9.25	2/15/2024	5,546,000	5,908,384	4,755,695
Cox Media Group^#	8.88	12/15/2027	1,837,000	1,854,912	1,552,265
Dish DBS Corp.#	7.75	7/1/2026	4,094,000	3,859,493	4,206,585
Intelsat Jackson Holdings Ltd.^#	9.75	7/15/2025	3,341,000	3,457,018	2,205,060
Total Broadcasting and Entertainment			20,968,000	22,262,660	18,931,999

Buildings and Real Estate — 2.63%*:
Realogy Group^#	9.38	4/1/2027	7,763,000	7,671,575	6,542,579
Total Buildings and Real Estate			7,763,000	7,671,575	6,542,579

Cargo Transport — 3.38%*:
Kenan Advantage^#	7.88	7/31/2023	10,000,000	10,041,754	8,393,750
Total Cargo Transport			10,000,000	10,041,754	8,393,750

Chemicals, Plastics and Rubber — 4.11%*:
Carlyle Group^#	8.75	6/1/2023	3,000,000	2,970,300	2,700,000
Consolidated Energy Finance S.A.^#	6.88	6/15/2025	1,779,000	1,770,105	1,538,835
CVR Partners LP^#	9.25	6/15/2023	6,213,000	6,155,689	4,980,962
Diversey^#	5.63	8/15/2025	1,500,000	1,617,438	985,993
Total Chemicals, Plastics and Rubber			12,492,000	12,513,532	10,205,790

Containers, Packaging, and Glass — 3.50%*:
Appvion Inc.¤	9.00	6/1/2020	13,200,000	0	0
Mauser Packaging Solutions^#	7.25	4/15/2025	2,575,000	2,440,031	2,047,125
Tekni-Plex^#	9.25	8/1/2024	8,000,000	7,897,972	6,640,000
Total Containers, Packaging, and Glass			23,775,000	10,338,003	8,687,125

Diversified/Conglomerate Manufacturing — 3.30%*:
Heat Exchangers+^	7.78	10/9/2025	625,000	653,572	641,102
Manitowoc Cranes^#	9.00	4/1/2026	8,538,000	8,564,728	7,556,130
Total Diversified/Conglomerate Manufacturing			9,163,000	9,218,300	8,197,232

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Diversified/Conglomerate Service — 4.88%*:
Algeco Scotsman+^#	6.50%	2/15/2023	1,750,000	$2,135,838	$1,428,179
Carlson Travel Holdings Inc.^#	9.50	12/15/2024	6,040,000	6,050,931	3,986,400
Endurance International Group LLC#	10.88	2/1/2024	1,490,000	1,556,213	1,266,500
Truck Hero Inc.^#	8.50	4/21/2024	6,118,000	6,144,406	5,446,917
Total Diversified/Conglomerate Service			15,398,000	15,887,388	12,127,996

Electronics — 8.39%*:
International Wire Group Inc.^#	10.75	8/1/2021	7,389,000	7,193,121	6,169,815
Veritas Bermuda Ltd.^#	10.50	2/1/2024	16,957,000	14,843,709	14,286,272
Presidio Inc.^#	8.25	2/1/2028	430,000	430,000	378,937
			24,776,000	22,466,830	20,835,024
Finance — 2.60%*:
Galaxy Bidco Ltd.+^#	6.50	7/31/2026	1,500,000	1,865,092	1,680,557
Lowell+^#	8.50	11/1/2022	5,575,000	7,662,077	4,778,037
Total Finance			7,075,000	9,527,169	6,458,594

Healthcare, Education and Childcare — 14.69%*:
Advanz Pharma Corp.+#	8.00	9/6/2024	3,743,000	3,670,587	3,293,840
Avantor Performance Materials Holdings, Inc.^#	9.00	10/1/2025	5,180,000	5,265,585	5,452,986
Bausch Health Companies Inc.^#	9.00	12/15/2025	11,045,000	11,287,654	11,643,639
Bausch Health Companies Inc.^#	9.25	4/1/2026	3,397,000	3,397,000	3,589,950
Bausch Health Companies Inc.^#	8.50	1/31/2027	317,000	317,000	331,265
Endo International^#	7.50	4/1/2027	1,890,000	1,890,000	1,880,550
Envision Healthcare Corp.^#	8.75	10/15/2026	12,551,000	11,643,228	3,074,995
Ortho-Clinical Diagnostics Inc.^#	7.25	2/1/2028	2,063,000	2,063,000	1,773,974
Radiology Partners Inc.^#	9.25	2/1/2028	586,000	586,000	507,329
Synlab+^#	8.25	7/1/2023	2,000,000	2,505,273	2,051,395
Verscend Technologies, Inc.^#	9.75	8/15/2026	2,915,000	3,087,408	2,909,520
Total Healthcare, Education and Childcare			45,687,000	45,712,735	36,509,443

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.09%*:
Balta+^#	7.75	9/15/2022	4,171,500	4,845,575	2,699,757
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,171,500	4,845,575	2,699,757

Hotels, Motels, Inns and Gaming — 1.70%*:
Boyne USA, Inc.^#	7.25	5/1/2025	950,000	950,000	907,250
Golden Nugget Inc.^#	8.75	10/1/2025	6,500,000	6,652,733	3,315,000
Total Hotels, Motels, Inns and Gaming			7,450,000	7,602,733	4,222,250

Insurance — 5.82%*:
Acrisure LLC^#	7.00	11/15/2025	1,311,000	1,257,453	1,127,460
Acrisure LLC^#	10.13	8/1/2026	9,575,000	9,769,176	8,904,750
Acrisure LLC^#	8.13	2/15/2024	4,564,000	4,687,694	4,445,564
Total Insurance			15,450,000	15,714,323	14,477,774

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 3.32%*:
Apex Tool Group LLC^#	9.00%	2/15/2023	10,627,000	$10,422,687	$6,907,550
Sarens+^#	5.75	2/21/2027	1,900,000	2,085,826	1,353,700
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			12,527,000	12,508,513	8,261,250

Mining, Steel, Iron and Non-Precious Metals — 10.90%*:
Alliance Resources Partners, L.P.^#	7.50	5/1/2025	556,000	556,000	333,600
Consol Energy Inc.^#	11.00	11/15/2025	10,316,000	10,727,943	4,126,400
First Quantum Minerals+^#	7.25	4/1/2023	2,000,000	1,929,156	1,683,750
First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,381,558	8,134,657
Northwest Acquisitions ULC+^#	7.13	11/1/2022	16,122,000	12,787,733	7,899,780
SunCoke Energy Inc.^#	7.50	6/15/2025	5,743,000	5,723,881	4,134,960
Warrior Met Coal Inc.^#	8.00	11/1/2024	914,000	914,000	758,620
Total Mining, Steel, Iron and Non-Precious Metals			45,426,000	42,020,271	27,071,767

Oil and Gas — 9.52%*:
Calumet Specialty Products#	7.63	1/15/2022	4,398,000	4,187,763	3,408,450
Calumet Specialty Products^#	11.00	4/15/2025	3,500,000	3,536,583	2,521,225
Calumet Specialty Products#	7.75	4/15/2023	2,550,000	2,397,282	1,759,500
Globe Luxembourg SA+^#	9.63	4/1/2023	4,238,000	4,282,057	1,504,490
Globe Luxembourg SA+^#	9.88	4/1/2022	3,103,000	3,155,178	1,124,838
Jonah Energy LLC^#	7.25	10/15/2025	5,714,000	5,047,653	257,130
Jupiter Resources Inc.+¤	10.00	1/31/2024	1,418,049	1,418,049	1,418,049
Laredo Petroleum Inc.	9.50	1/15/2025	622,000	622,000	248,800
Laredo Petroleum Inc.	10.13	1/15/2028	3,765,000	3,661,993	1,430,700
MEG Energy Corp.+^#	7.13	2/1/2027	898,000	898,000	443,720
Vine Oil & Gas^#	9.75	4/15/2023	17,662,000	15,616,595	4,172,647
Welltec A/S+^#	9.50	12/1/2022	5,713,000	5,686,209	5,370,220
Total Oil and Gas			53,581,049	50,509,362	23,659,769

Personal and Non Durable Consumer Products — 0.01%*:
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	29,820
Total Personal and Non Durable Consumer Products			2,982,000	2,982,000	29,820

Personal Transportation — 0.44%*:
Hertz Corporation^#	7.63	6/1/2022	1,014,000	1,010,618	821,340
Naviera Armas, 3M EURIBOR + 4.250%+^~	4.25	11/15/2024	150,000	124,814	60,053
Naviera Armas, 3M EURIBOR + 6.500%+^~	6.50	7/31/2023	525,000	608,732	208,448
Total Personal Transportation			1,689,000	1,744,164	1,089,841

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Printing and Publishing — 1.80%*:
	Cimpress N.V.^#	7.00%	6/15/2026	2,069,000	$2,069,000	$1,820,720
	Houghton Mifflin Harcourt Publishers Inc.^#	9.00	2/15/2025	3,000,000	2,942,534	2,640,000
	Total Printing and Publishing			5,069,000	5,011,534	4,460,720

Retail Store — 0.97%*:
	Ken Garff Automotive^#	7.50	8/15/2023	1,034,000	1,034,000	940,940
	Maxeda DIY+^	6.13	7/15/2022	750,000	855,530	412,215
	Travelex+^#	8.00	5/15/2022	4,600,000	5,097,230	1,063,708
	Total Retail Store			6,384,000	6,986,760	2,416,863

Telecommunications — 7.76%*:
	BMC Software^#	9.75	9/1/2026	8,000,000	7,735,880	7,040,000
	Commscope Inc.^#	8.25	3/1/2027	11,673,000	11,692,162	11,251,605
	Digicel Limited+^#	8.25	9/30/2020	2,500,000	2,491,458	1,000,000
	Total Telecommunications			22,173,000	21,919,500	19,291,605

Utilities — 1.43%*:
	Techem+^#	6.00	7/30/2026	3,500,000	3,990,790	3,551,340
	Total Utilities			3,500,000	3,990,790	3,551,340

	Total Corporate Bonds			388,325,549	373,151,727	273,590,784

	Total Fixed Income			484,797,778	463,245,656	330,202,861

	Total Investments			487,105,908	479,020,094	332,007,511

Other assets and liabilities — (33.61)%						(83,518,573)
	Net Assets — 100%					$248,488,938

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at December 31, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2020.
	United States	78.5%
	United Kingdom	6.2%
	Canada	3.3%
	Zambia	3.0%
	Germany	2.2%
	Netherlands	1.9%
	Denmark	1.6%
	France	1.5%
	Belgium	1.2%
	(Individually less than 1%)	0.6%
		100.0%

A summary of outstanding derivatives at March 31, 2020 is as follows:

Schedule of Open Forward Currency Contracts
March 31, 2020

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
30,199,805	USD	(29,173,626)	EUR	Bank of New York	4/15/2020	1,026,179
8,554,995	EUR	(8,493,844)	USD	Morgan Stanley	4/15/2020	61,152
17,319,166	USD	(16,375,717)	GBP	Bank of New York	4/15/2020	943,450
6,043,101	GBP	(6,011,940)	USD	JP Morgan Chase	4/15/2020	31,163
						$2,061,944

(1) Values are listed in U.S. dollars.

Schedule of Investments.

 Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments:

Description	Level 1	Level 2		Level 3		Total Investments
Assets:
Equities:
Common Stocks	$-	$			$1,395,644	$1,395,644
Preferred Stocks	-		-		407,394	407,394
Warrants	-		-		1,612	1,612
Total Equities:	-				1,804,650	1,804,650
Fixed Income:
Asset-Backed	$-		$20,161,051	$		$20,161,051
Securities Bank Loans	-		34,266,039		2,184,988	36,451,027
Corporate Bonds	-		272,172,739		1,418,049	273,590,785
Total Fixed Income	$-		$326,599,825		$3,603,037	$330,202,862
Derivative Securities:
Foreign Exchange Contracts:	$-		$2,061,944		$-	$2,061,944
Total Derivative Securities	$-		$2,061,944		$-	$2,061,944
Total Assets	$-		$328,6617,68		$5,407,687	$334,069,455

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2020:

Type of Assets	Fair Value as of March 31, 2020	Valuation Technique(s)	Unobservable Input

Equities
Appvion Holdings Corp.	$1,612	Broker Quote	$0.50; pricing source depth of 1.
Appvion Inc.	$0	Broker Quote	$0.125; pricing source depth of 1.
Boomerang Tube Holdings, Inc.	$0	Broker Quote	Average Enterprise Valuation Multiple:5.0x; EBITDA: $71.1 million; Discount rate 15%

Fieldwood Energy LLC	$167,574	Vendor Price	$1.00; Barings sourced vendor price
Jupiter Resources Inc.	$1,171,624	Vendor Price	$1.00; Barings sourced vendor price
Pinnacle Operating Corp.	$407,394	Priced at Cost	Priced at cost
Pinnacle Operating Corp.	$0	Zero Value	Priced at Zero Value
Sabine Oil & Gas LLC	$56,446	Vendor Price	$13.00; Barings sourced vendor price
Templar Energy LLC	$0	Broker Quote	$0.00; pricing source depth of 1.
Templar Energy LLC	$0	Broker Quote	$0.00; pricing source depth of 1.
Bank Loans
Boomerang Tube, LLC	$2,184,988	Discounted Cash Flow	Average Enterprise Valuation Multiple:5.0x; EBITDA: $71.1 million; Discount rate 15%
Corporate Bonds
Appvion Inc.	$0	Zero Value	Priced at Zero Value
Jupiter Resources Inc.	$1,418,049	Priced at Cost	Priced at cost

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $0 was transferred from Level 3 to Level 2 for the period from January 1, 2020 through March 31, 2020. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2018	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT DECEMBER 31, 2019	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT MARCH 31, 2020	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF March 31, 2020
Equities
Boomerang Tube Holdings, Inc.	$3,514,819	$0	$0	$0	$0	$0	$0	($1,073,316)	$2,441,503	$0	$0	$0	$0	$0	$0	($2,441,503)	$0	($2,441,503)
Fieldwood Energy LLC	$0	$3,044,317	$0	$0	$0	$0	$0	$0	$3,044,317	$0	$0	$0	$0	$0	$0	($2,876,743)	$167,574	($2,876,743)
Jupiter Resources Inc.	$0	$1,171,624	$0	$0	$0	$0	$0	$0	$1,171,624	$0	$0	$0	$0	$0	$0	$0	$1,171,624	$0
Sabine Oil & Gas LLC	$187,528	$0	$0	$0	$0	$0	$0	$59,966	$247,494	$0	$0	$0	$0	$0	$0	($191,048)	$56,446	($191,048)
Templar Energy LLC	$81,235	$0	$0	$0	$0	$0	$0	($81,235)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Templar Energy LLC	$216,426	$0	$0	$150,190	$0	$0	$0	($366,616)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Common Stocks	$4,000,008	$4,215,941	$0	$150,190	$0	$0	$0	($1,461,201)	$6,904,938	$0	$0	$0	$0	$0	$0	($5,509,294)	$1,395,644	($5,509,294)
Pinnacle Operating Corp.	$136,835	$0	$0	$0	$0	$0	$0	($136,835)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Pinnacle Operating Corp.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$407,394	$0	$0	$0	$0	$407,394	$0
Pinnacle Operating Corp.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Preferred Stocks	$136,835	$0	$0	$0	$0	$0	$0	($136,835)	$0	$0	$0	$407,394	$0	$0	$0	$0	$407,394	$0
Appvion Holdings Corp	$137,279	$0	$0	$0	$0	$0	$0	($134,056)	$3,223	$0	$0	$0	$0	$0	$0	($1,611)	$1,612	($1,611)
Appvion Inc.	$0	$0	$0	$0	$0	$0	$0	$1,612	$1,612	$0	$0	$0	$0	$0	$0	($1,612)	$0	($1,612)
Sabine Oil & Gas LLC	$20,268	$0	$0	$0	$0	$0	$0	$156,587	$176,855	$0	$0	$0	($60,669)	$0	$107,548	($223,735)	$0	($223,735)
Warrants	$157,547	$0	$0	$0	$0	$0	$0	$24,143	$181,690	$0	$0	$0	($60,669)	$0	$107,548	($226,958)	$1,612	($226,958)
Total Equities	$4,294,390	$4,215,941	$0	$150,190	$0	$0	$0	($1,573,893)	$7,086,628	$0	$0	$407,394	($60,669)	$0	$107,548	($5,736,252)	$1,804,650	($5,736,252)
Boomerang Tube, LLC	$2,540,684	$0	$0	$0	$0	$0	$0	$0	$2,540,684	$0	$0	$0	$0	$0	$0	($355,696)	$2,184,988	($355,696)
Bank Loans	$2,540,684	$0	$0	$0	$0	$0	$0	$0	$2,540,684	$0	$0	$0	$0	$0	$0	($355,696)	$2,184,988	($355,696)
Appvion Inc.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Jupiter Resources Inc.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$1,418,049	$0	$0	$0	$0	$1,418,049	$0
Corporate Bonds	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$1,418,049	$0	$0	$0	$0	$1,418,049	$0
Total Fixed Income	$2,540,684	$0	$0	$0	$0	$0	$0	$0	$2,540,684	$0	$0	$1,418,049	$0	$0	$0	($355,696)	$3,603,037	($355,696)
Total	$6,835,074	$4,215,941	$0	$150,190	$0	$0	$0	($1,573,893)	$9,627,312	$0	$0	$1,825,443	($60,669)	$0	$107,548	($6,091,947)	$5,407,687	($6,045,068)